Stock Options (Tables)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Stock Options
Schedule of computing the fair value of the options using the Black-Scholes pricing model
February 16,
2018
Weighted-average volatility	153%
Expected dividends	None
Expected term (in years)	1.00
Weighted-average risk-free interest rate	2.00%

The Company utilized the following key assumptions in computing the fair value of the options using the Black-Scholes pricing model:

February 16,
2018
Weighted-average volatility	153%
Expected dividends	None
Expected term (in years)	1.00
Weighted-average risk-free interest rate	2.00%

Summary of stock options activity

	Number of Options	Weighted Average Exercise Price
Outstanding - February 28, 2017	6,692,310	$0.16
Granted	1,035,159	$0.10
Canceled or expired	(1,492,310)	$0.14
Outstanding - February 28, 2018	6,235,159	$0.16
Granted	-	-
Canceled or expired	-	-
Outstanding - May 31, 2018	6,235,159	$0.16
Exercisable at May 31, 2018	6,235,159	$0.16

The following table summarizes information about the Company’s stock options as of February 28, 2018 and activity during the fiscal years 2018 and 2017:

	Number of Options	Weighted Average Exercise Price
Outstanding - February 28, 2016	6,542,310	$0.17
Granted	150,000	$0.10
Canceled or expired	-	-
Outstanding - February 28, 2017	6,692,310	$0.16
Granted	1,035,159	$0.10
Canceled or expired	(1,492,310)	$0.14
Outstanding - February 28, 2018	6,235,159	$0.16
Exercisable at February 28, 2018	6,235,159	$0.16

Summary of stock options outstanding

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	4,885,159	5.62	$0.10	4,885,159	$0.10
$0.15	200,000	7.52	$0.15	200,000	$0.15
$0.30	700,000	7.17	$0.30	700,000	$0.30
$0.54	375,000	5.68	$0.54	375,000	$0.54
$1.00	75,000	3.36	$1.00	75,000	$1.00
$0.10 - $1.00	6,235,159	5.83	$0.16	6,235,159	$0.16

The following table summarizes information about stock options outstanding as of February 28, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	4,885,159	5.87	$0.10	4,885,159	$0.10
$0.15	200,000	7.77	$0.15	200,000	$0.15
$0.30	700,000	7.42	$0.30	700,000	$0.30
$0.54	375,000	5.93	$0.54	375,000	$0.54
$1.00	75,000	3.62	$1.00	75,000	$1.00
$0.10 - $1.00	6,235,159	6.08	$0.16	6,235,159	$0.16